CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Income Statement [Abstract]
Revenue	$ 40,205,586	$ 19,846,921	$ 12,476,314
Cost of revenue	(36,563,945)	(17,230,306)	(9,117,125)
Gross profit	3,641,641	2,616,615	3,359,189
Operating expenses:
Selling expenses	(89,312)	(198,443)	(148,137)
General and administrative expenses	(2,060,122)	(1,449,267)	(920,062)
Research and development expenses	(1,032,378)	(385,525)	(287,299)
Total operating expenses	(3,181,812)	(2,033,235)	(1,355,498)
Income from operations	459,829	583,380	2,003,691
Other income (expenses):
Interest expense	(157,221)		(27,691)
Government subsidy income	1,636,491	1,079,348	470,865
Interest income	702,872	191,227
Other (expenses) income	(97,990)	(120,246)	68,024
Total other income, net	2,084,152	1,150,329	511,198
Income before income taxes	2,543,981	1,733,709	2,514,889
Provision for income taxes	(314,273)	(437,349)	(170,119)
Net income	2,229,708	1,296,360	2,344,770
Deemed dividend on conversion of Convertible Preferred Shares to Ordinary Shares		(975,000)
Net income attributable to Shareholders	2,229,708	321,360	2,344,770
Net income	2,229,708	1,296,360	2,344,770
Other comprehensive income:
Foreign currency translation (loss) gain	(6,655,036)	1,089,346	977,659
Comprehensive (loss) income	$ (4,425,328)	$ 2,385,706	$ 3,322,429
Earnings per share-basic	$ 0.10	$ 0.02	$ 0.23
Earnings per share-diluted	$ 0.10	$ 0.02	$ 0.23
Weighted average shares outstanding-basic	21,659,797	15,197,508	10,000,000
Weighted average shares outstanding-diluted	21,659,797	15,197,508	10,000,000